Debt - Schedule of Maturities (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Debt Disclosure [Abstract]
2017	$ 0
2018	0
2019	0
2020	0
2021	2,380,788
Thereafter	2,750,000
Total	$ 5,130,788